Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,313,574	$ 1,062,732
Work in process	3,364,960	3,692,754
Finished goods	10,735,974	5,331,456
Inventory valuation allowance	(93,762)	(92,426)
Total	$ 17,320,746	$ 9,994,516